UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche Select Alternative Allocation Fund

	Shares	Value ($)
Mutual Funds 88.1%
Deutsche Diversified Market Neutral Fund "Institutional"* (a)	4,710,738	40,229,702
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	3,394,848	39,549,981
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	4,602,661	41,884,217
Deutsche Floating Rate Fund "Institutional" (a)	5,069,359	43,799,260
Deutsche Global Inflation Fund "Institutional" (a)	3,464,565	33,987,378
Deutsche Global Infrastructure Fund "Institutional" (a)	4,495,215	59,157,034
Deutsche Global Real Estate Securities Fund "Institutional" (a)	1,144,080	10,113,668
Deutsche Real Estate Securities Fund "Institutional" (a)	1,020,975	23,114,882
Deutsche Real Estate Securities Income Fund "Institutional" (a)	189,320	1,804,218
Deutsche Strategic Equity Long/Short Fund "Institutional" (a)	452,921	4,284,632
Total Mutual Funds (Cost $292,315,132)		297,924,972
Exchange-Traded Fund 8.6%
SPDR Barclays Convertible Securities Fund (Cost $25,370,947)	631,704	29,165,774
Cash Equivalents 3.7%
Central Cash Management Fund, 0.14% (b) (Cost $12,640,322)	12,640,322	12,640,322
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $330,326,401) †	100.4	339,731,068
Other Assets and Liabilities, Net	(0.4)	(1,318,699)

Net Assets	100.0	338,412,369

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $336,422,172. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $3,308,896. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,423,422 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,114,526.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2015 is as follows:

Affiliate	Value ($) at 8/31/2015	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2015
Deutsche Diversified Market Neutral Fund	43,306,855	2,985,000	5,726,000	(554,276)	—	—	40,229,702
Deutsche Enhanced Commodity Strategy Fund	48,493,604	1,055,132	6,842,000	(2,719,040)	67,132	—	39,549,981
Deutsche Enhanced Emerging Markets Fixed Income Fund	60,330,113	722,226	18,768,000	(2,717,831)	722,226	—	41,884,217
Deutsche Floating Rate Fund	48,885,750	3,036,631	6,298,000	(390,553)	557,631	—	43,799,260
Deutsche Global Inflation Fund	35,065,945	3,871,000	4,774,000	(55,002)	—	—	33,987,378
Deutsche Global Infrastructure Fund	65,917,903	5,097,643	11,129,000	781,325	63,643	—	59,157,034
Deutsche Global Real Estate Securities Fund	19,425,752	—	10,006,000	(537,625)	—	—	10,113,668
Deutsche Real Estate Securities Fund	24,497,577	125,964	3,529,000	(151,277)	125,964	—	23,114,882
Deutsche Real Estate Securities Income Fund	1,877,018	105,529	258,000	(34,596)	18,343	2,186	1,804,218
Deutsche Strategic Equity Long/Short Fund	4,946,465	—	690,000	(41,521)	—	—	4,284,632
Central Cash Management Fund	3,855,748	57,420,842	48,636,268	—	1,262	—	12,640,322
Total	356,602,730	74,419,967	116,656,268	(6,420,396)	1,556,201	2,186	310,565,294

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$297,924,972	$—	$—	$297,924,972
Equity - Exchange-Traded Fund	29,165,774	—	—	29,165,774
Short-Term Investments	12,640,322	—	—	12,640,322

Total	$339,731,068	$—	$—	$339,731,068

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Select Alternative Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016